Note 12 - Income Tax Reconciliation (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Amount computed by using normal Japanese statutory tax rate	¥ 2,074,767	¥ 1,844,898	¥ 2,403,283
Expenses not deductible for tax purpose	93,262	76,258	102,634
Inhabitant tax—per capita	39,538	39,114	37,122
Change in valuation allowance	15,696	159,163	(957,182)
Tax effects on investments in equity method investees	48,368	19,650	65,489
Enterprise tax—not based on income	146,883	90,086	82,191
Tax rate change	23,183	51,788	¥ 106,487
Tax credit	¥ (269,145)	(232,834)
Tax refund by loss carryback		(32,275)
Other—net	¥ 10,979	(118,983)	¥ (44,719)
Income tax expense as reported	¥ 2,183,531	¥ 1,896,865	¥ 1,795,305